SIGNIFICANT RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2014 USD ($)	Oct. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Reduction in service agreement charges	$ 1,000	¥ 6,000	$ 4,900	¥ 30,000
Borrowings											¥ 36,217,000	¥ 36,203,000
Stuart Management Co [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Payment of administrative services						$ 6,000	¥ 40,000	$ 12,000	¥ 81,000
Wong Kung Tok [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from borrowings, classified as financing activities					¥ 35,057,000		¥ 35,057,000
Sound Treasure Limited [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings						$ 167,000				$ 167,000	¥ 1,160,000	¥ 1,146,000